Leases - Supplementary Information (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Cost:
Operating lease cost		$ 11	$ 27		$ 32	$ 42	$ 19	$ 12
Short-term lease cost	$ 1	1		$ 3		1	2	1
Total lease cost		12	27		32	43	21	13
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows		$ 12	$ 27		$ 32	42	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period – Non-cash Investing items	$ 24			$ 4		$ 24	$ 53	$ 19
Weighted-average remaining lease term in months	22 months	37 months	25 months	37 months	37 months	19 months	14 months	18 months
Weighted-average discount rate	9.00%	10.00%	16.00%	10.00%	10.00%	10.00%	24.00%	13.00%
Predecessor [Member]
Operating Lease Cost:
Operating lease cost	$ 4
Total lease cost	5
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	$ 5
Weighted-average remaining lease term in months		25 months		25 months	25 months
Weighted-average discount rate		16.00%		16.00%	16.00%
Successor [Member]
Operating Lease Cost:
Operating lease cost				$ 31
Total lease cost				34
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows				$ 34